Deferred revenue (Narrative) (Details) $ in Thousands	15 Months Ended
Nov. 04, 2013 USD ($)
Disclosure of deferred revenue [abstract]
Deposits from customers	$ 885,000
Description of additional deposit payments	In addition to the deposit payments, as gold and silver is delivered to Wheaton, the Group receives cash payments equal to the lesser of (i) the market price and (ii) $400 per ounce (for gold) and $5.90 per ounce (for silver), subject to 1% annual escalation after three years, from the inception of the agreement.